Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Dec. 31, 2018
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2018